Goodwill - Goodwill (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		€ 317
Impairment loss recognised in profit or loss, goodwill	[1]	1,357	€ 15	€ 144
Increase (decrease) through net exchange differences, intangible assets and goodwill		641
Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		10,238	10,637	8,014
Acquisitions through business combinations, intangible assets and goodwill		317	2,095
Impairment loss recognised in profit or loss, goodwill		1,357	15
Decrease through classified as held for sale, intangible assets and goodwill			189
Increase (decrease) through net exchange differences, intangible assets and goodwill		641	732
Increase (decrease) in goodwill		(399)	2,622
Gross carrying amount [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		12,747	11,793	9,094
Accumulated impairment [member] | Goodwill [member]
Goodwill [Line Items]
Intangible assets and goodwill		€ 2,509	€ 1,156	€ 1,080

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.